Derivative financial instruments - Assets and liabilities (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedges
Non-current assets		$ 61		$ 157		$ 504
Current assets		36		258		28
Current liabilities		(36)		(27)		(24)
Non-current liabilities		(18)		(4)		(4)
Total		43		384		504
Borrowings		18,227		19,113		17,807
Fair value		$ 20,549		$ 19,588		$ 19,280
1.95% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings	1.95%	1.95%			1.95%	1.95%
0.25% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
0.75% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
1.25% Callable bond
Disclosure of detailed information about hedges
Interest rate on borrowings	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings | €	€ 750		€ 750		€ 750
Interest rate on borrowings	0.875%	0.875%	0.875%	0.875%	0.875%	0.875%
Interest rate swaps | Instruments designated at fair value through profit and loss
Disclosure of detailed information about hedges
Non-current assets		$ 43				$ 53
Total		43				53
Other derivatives
Disclosure of detailed information about hedges
Current assets		36		$ 45		16
Current liabilities		(36)		(27)		(21)
Total				18		(5)
Instruments in a fair value hedge relationship | 0.875% Non-callable bond
Disclosure of detailed information about hedges
Borrowings covered by hedges | €	€ 300		€ 300		€ 300
Instruments in a fair value hedge relationship | Interest rate swaps
Disclosure of detailed information about hedges
Non-current assets				40
Current liabilities						(3)
Total				40		(3)
Instruments in a fair value hedge relationship | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets		10		16		31
Total		10		16		31
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets		4		101		197
Non-current liabilities		(17)
Total		(13)		101		197
Investments in foreign operations | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets		4				223
Current assets				213		12
Non-current liabilities		(1)		(4)		(4)
Total		$ 3		$ 209		$ 231